UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 –	Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Common Stocks (a)		Shares	Value

Diversified Consumer Services — 0.7%
Cengage Thomson Learning		8,922	$245,355
Houghton Mifflin Harcourt Co.		24,355	642,485

Total Common Stocks — 0.7%			887,840

Asset-Backed Securities (b)		Par (000)

ALM Loan Funding, Series 2013-7RA, Class C, 3.73%, 4/24/24 (c)	USD	500	493,538
ALM XIV Ltd., Series 2014-14A, Class C, 3.73%, 7/28/26 (c)		713	694,645
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 3.98%, 10/15/26 (c)		250	245,206
Atrium CDO Corp., Series 9A, Class D, 3.79%, 2/28/24 (c)		250	247,220
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class D, 4.78%, 1/20/25 (c)		250	250,303
Cent CLO 22 Ltd., Series 2014-22A, Class C, 4.03%, 11/07/26 (c)		250	243,775
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.28%, 4/20/23 (c)		215	215,006
LCM XVIII LP, Series 18A, Class INC, 0.00%, 4/20/27 (d)		500	450,000
North End CLO Ltd., Series 2013-1A, Class D, 3.78%, 7/17/25 (c)		250	241,700
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.48%, 10/25/25 (c)		250	239,714
Voya CLO Ltd., Series 2014-4A, Class SUB, 0.00%, 10/14/26 (d)		1,000	932,100

			4,253,207

Total Asset-Backed Securities — 3.3%			4,253,207

Corporate Bonds

Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		250	252,500
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 12/17/16		44	48,630

Corporate Bonds		Par (000)	Value

Airlines (concluded)
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18	USD	590	$600,325

			901,455

Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17		164	165,845

Commercial Services & Supplies — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.03%, 12/01/17 (c)		68	68,680
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		214	216,772

			285,452

Communications Equipment — 0.1%
Avaya, Inc., 7.00%, 4/01/19 (b)		101	101,000

Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.29%, 12/15/19 (b)(c)		260	255,775

Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
3.91%, 1/15/18 (c)		228	230,850
6.13%, 1/15/21		127	134,620

			365,470

Health Care Equipment & Supplies — 0.1%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		75	77,250

Media — 0.5%
Altice Financing SA, 6.63%, 2/15/23 (b)		200	207,250
Altice US Finance I Corp., 5.38%, 7/15/23 (b)(e)		275	275,000
Numericable Group SA, 6.00%, 5/15/22 (b)		200	201,750

			684,000

Metals & Mining — 0.0%
Novelis, Inc., 8.38%, 12/15/17		60	62,775

Oil, Gas & Consumable Fuels — 0.2%
California Resources Corp., 5.50%, 9/15/21		100	94,750

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2015	1

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
CONSOL Energy, Inc., 5.88%, 4/15/22	USD	140	$130,550

			225,300

Pharmaceuticals — 0.5%
Valeant Pharmaceuticals International, Inc. (b):
5.38%, 3/15/20		315	328,387
5.88%, 5/15/23		190	196,888
6.13%, 4/15/25		105	109,200

			634,475

Wireless Telecommunication Services — 0.4%
Communications Sales & Leasing, Inc., 6.00%, 4/15/23 (b)		110	110,550
Sprint Communications, Inc., 7.00%, 3/01/20 (b)		275	303,531
T-Mobile USA, Inc., 6.13%, 1/15/22		50	52,438

			466,519

Total Corporate Bonds — 3.3%			4,225,316

Floating Rate Loan Interests (c)

Aerospace & Defense — 2.3%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21		668	674,380
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		505	505,018
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		275	288,406
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22		220	218,288
Term Loan D, 3.75%, 6/04/21		199	198,117
TransUnion LLC, Term Loan, 4.00%, 4/09/21		1,079	1,075,636

			2,959,845

Air Freight & Logistics — 0.4%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		156	148,155
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		163	154,674
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		25	24,225

Floating Rate Loan Interests (c)		Par (000)	Value

Air Freight & Logistics (concluded)
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21	USD	225	$213,344

			540,398

Airlines — 0.7%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		321	321,030
Northwest Airlines, Inc.:
2.25%, 3/10/17		120	116,431
1.63%, 9/10/18		127	121,203
1.64%, 9/10/18		64	61,440
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		255	254,323

			874,427

Auto Components — 4.0%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		282	281,623
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		593	569,908
2nd Lien Term Loan, 10.50%, 1/29/18		200	178,553
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		356	355,944
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		326	323,253
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		2,000	1,990,710
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		633	637,444
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		460	462,157
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		335	331,774

			5,131,366

Automobiles — 0.4%
Chrysler Group LLC, Term Loan B:
2018, 3.25%, 12/31/18		188	188,100
3.50%, 5/24/17		318	317,849

			505,949

Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		257	256,429

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2015	2

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Banks (concluded)
Redtop Acquisitions Ltd. (concluded):
2nd Lien Term Loan, 8.25%, 6/03/21	USD	69	$69,298

			325,727

Building Products — 4.0%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		326	325,414
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,261	1,251,859
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		317	307,296
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 2/18/22		145	145,196
Interline Brands, Inc., 2021 Term Loan, 4.00%, 3/17/21		391	390,319
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		698	701,741
Nortek, Inc., Term Loan, 3.50%, 10/30/20		476	474,613
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		223	222,639
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		383	383,174
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		109	108,308
Term Loan B, 4.00%, 10/31/19		782	779,717

			5,090,276

Capital Markets — 0.7%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		298	287,633
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		195	194,751
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		385	385,385

			867,769

Chemicals — 5.1%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		252	252,850
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		131	131,192
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		448	448,056

Floating Rate Loan Interests (c)		Par (000)	Value

Chemicals (continued)
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20	USD	27	$26,722
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		270	271,458
Chemours Company Co., Term Loan B, 3.75%, 5/22/22		266	266,342
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		62	62,329
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		257	255,473
2nd Lien Term Loan, 8.25%, 6/02/20		110	107,246
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		472	463,160
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		193	192,505
Klockner-Pentaplast of America, Inc., Term Loan, 5.00%, 4/28/20		165	165,156
Kronos Worldwide Inc., 2015 Term Loan, 4.00%, 2/18/20		114	113,944
MacDermid, Inc.:
1st Lien Term Loan, 4.50%, 6/07/20		652	654,689
Term Loan B2, 4.75%, 6/07/20		166	166,960
Minerals Technologies, Inc., Term Loan B, 4.00%, 5/07/21		448	448,984
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		326	321,409
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		315	288,855
Term Loan B2, 4.25%, 1/15/20		576	555,095
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		154	154,813
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		353	353,313
2nd Lien Term Loan, 7.75%, 7/31/22		390	377,083
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		133	132,306
Trinseo Materials Operating SCA, Term Loan B, 4.25%, 10/13/21		130	130,270

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2015	3

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Chemicals (concluded)
Univar, Inc., Term Loan B, 5.00%, 6/30/17	USD	220	$220,087

			6,560,297

Commercial Services & Supplies — 6.7%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		724	720,503
ARAMARK Corp.:
Extended Synthetic Line of Credit 2, 0.03%, 7/26/16		14	13,753
Extended Synthetic Line of Credit 3, 3.65%, 7/26/16		9	9,301
Term Loan E, 3.25%, 9/07/19		645	646,168
Term Loan F, 3.25%, 2/24/21		194	193,826
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		861	856,442
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		758	760,322
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		800	801,441
2nd Lien Term Loan, 8.00%, 5/14/22		325	326,219
Creative Artists Agency LLC, Term Loan B, 5.50%, 12/17/21		239	241,421
Dealer Tire LLC, Term Loan B, 5.50%, 12/22/21		182	183,727
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		306	306,615
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		546	543,152
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		305	301,529
PSSI Holdings LLC, Term Loan B, 5.00%, 12/02/21		374	375,933
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		1,231	1,227,690
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		203	202,943
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		207	207,852
West Corp., Term Loan B10, 3.25%, 6/30/18		598	597,262

			8,516,099

Communications Equipment — 2.2%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		327	326,921

Floating Rate Loan Interests (c)		Par (000)	Value

Communications Equipment (concluded)
Applied Systems, Inc. (concluded):
2nd Lien Term Loan, 7.50%, 1/24/22	USD	85	$85,425
Avaya, Inc., Term Loan B7, 6.25%, 4/16/20		640	630,669
Blue Coat Systems, Inc., 2015 Term Loan, 4.50%, 5/15/22		285	285,356
CommScope, Inc.:
Incremental Term Loan B, 3.75%, 5/21/22		210	210,263
Term Loan B3, 2.69%, 1/21/17		156	155,654
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		135	136,266
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 3.75%, 5/06/21		1,031	1,029,163

			2,859,717

Construction & Engineering — 0.4%
AECOM Technology Corp., Term Loan B, 3.75%, 10/15/21		191	192,599
Centaur Acquisition LLC, 2nd Lien Term Loan, 8.75%, 2/20/20		280	281,633

			474,232

Construction Materials — 1.7%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		217	217,724
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		1,596	1,597,035
Headwaters, Inc., Term Loan B, 4.50%, 3/24/22		164	164,776
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		148	146,826

			2,126,361

Containers & Packaging — 0.9%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		571	571,076
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		342	343,553
Rexam PLC, 1st Lien Term Loan, 4.25%, 5/02/21		169	168,988

			1,083,617

Distributors — 1.0%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		664	662,971
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		350	353,209

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2015	4

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Distributors (concluded)
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19	USD	230	$216,217

			1,232,397

Diversified Consumer Services — 2.6%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		650	649,981
2nd Lien Term Loan, 8.00%, 8/13/21		321	321,825
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.50%, 1/30/20		80	80,099
Term Loan B, 4.00%, 1/30/20		630	631,276
CT Technologies Intermediate Holdings, Inc., 2014 Term Loan, 6.00%, 12/01/21		175	174,881
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		246	242,453
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		1,211	1,213,952
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		94	46,488

			3,360,955

Diversified Financial Services — 2.8%
AssuredPartners Capital, Inc., 1st Lien Term Loan, 5.00%, 3/31/21		598	597,662
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		224	224,999
Jefferies Finance LLC, Term Loan, 4.50%, 5/01/20		600	597,000
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, 3/13/22		465	466,962
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		723	725,414
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		421	422,215
TransFirst, Inc.:
2014 1st Lien Term Loan, 5.50%, 11/12/21		312	312,548
2014 2nd Lien Term Loan, 9.00%, 11/12/22		165	165,198

			3,511,998

Diversified Telecommunication Services — 4.3%
Altice Financing SA, Term Loan:
Delayed Draw, 5.50%, 7/02/19		394	397,480

Floating Rate Loan Interests (c)		Par (000)	Value

Diversified Telecommunication Services (concluded)
Altice Financing SA, Term Loan (concluded):
5.25%, 2/04/22	USD	160	$161,533
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		519	519,936
GCI Holdings, Inc., Term Loan B, 4.75%, 2/02/22		540	544,050
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		517	518,606
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/05/20		511	507,764
2nd Lien Term Loan, 9.75%, 2/21/20		168	168,433
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		2,330	2,328,555
2019 Term Loan, 4.00%, 8/01/19		350	349,320

			5,495,677

Electric Utilities — 0.4%
American Energy - Marcellus LLC, 1st Lien Term Loan, 5.25%, 8/04/20		209	158,561
American Energy - Utica LLC:
2nd Lien Delayed Draw Term Loan, 11.00%, 9/30/18		52	49,002
2nd Lien Term Loan, 5.50%, 9/30/18		238	223,219
Incremental 2nd Lien Term Loan, 11.00%, 9/30/18		52	49,010

			479,792

Electrical Equipment — 0.7%
Southwire Co., Term Loan, 3.25%, 2/10/21		262	261,912
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		448	450,186
Extended Term Loan, 4.67%, 10/10/17 (a)(f)		380	230,850

			942,948

Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, Term Loan, 3.25%, 4/29/20		648	646,150

Energy Equipment & Services — 1.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		255	256,536

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2015	5

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Energy Equipment & Services (concluded)
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21	USD	264	$264,097
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		954	937,828

			1,458,461

Food & Staples Retailing — 1.1%
New Albertson's, Inc., Term Loan, 4.75%, 6/27/21		333	334,158
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		235	237,350
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		509	510,342
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		379	379,866

			1,461,716

Food Products — 3.4%
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		256	252,259
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		677	676,759
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		627	630,407
H.J. Heinz Co., Term Loan B1, 3.00%, 6/07/19		54	54,149
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		466	467,837
Pabst Brewing Co., Inc., Term Loan, 5.75%, 10/21/21		428	430,195
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		371	372,254
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.00%, 4/29/20		123	122,715
Term Loan G, 3.00%, 4/29/20		605	603,435
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		225	224,219
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		364	321,786
2nd Lien Term Loan, 10.75%, 11/01/19		270	206,550

			4,362,565

Health Care Equipment & Supplies — 4.5%
Auris Luxembourg III Sarl, Term Loan B, 5.50%, 1/17/22		224	223,962
Biomet, Inc., Term Loan B2, 3.68%, 7/25/17		707	705,740

Floating Rate Loan Interests (c)		Par (000)	Value

Health Care Equipment & Supplies (concluded)
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18	USD	437	$435,698
DJO Finance LLC, 2015 Term Loan, 4.25%, 4/21/20		710	711,108
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		613	614,576
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		796	799,374
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		500	499,662
Millennium Health LLC, Term Loan B, 5.25%, 4/16/21		349	239,655
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		703	694,694
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		694	683,740
Sage Products Holdings III LLC, Refinancing Term Loan B2, 5.00%, 12/13/19		69	69,046

			5,677,255

Health Care Providers & Services — 8.5%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		112	112,663
Air Medical Group Holdings, Inc., Term Loan B, 4.50%, 4/06/22		455	452,889
Amedisys, Inc., 2nd Lien Term Loan, 8.50%, 6/25/20		335	328,300
Amsurg Corp., 1st Lien Term Loan B, 3.75%, 7/16/21		298	298,494
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		241	240,961
Aspen Dental Management, Inc., 2015 Term Loan B, 5.50%, 4/30/22		190	191,307
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		566	568,065
Community Health Systems, Inc.:
Term Loan F, 3.53%, 12/31/18		339	339,652
Term Loan G, 3.75%, 12/31/19		555	554,809
Term Loan H, 4.00%, 1/27/21		1,021	1,022,456
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		346	346,060
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		350	352,478
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		2,198	2,202,235
Envision Acquisition Co. LLC, Term Loan, 5.75%, 11/04/20		236	236,769

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2015	6

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Health Care Providers & Services (concluded)
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18	USD	421	$421,206
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		265	270,212
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		170	171,294
HCA, Inc., Term Loan B5, 2.94%, 3/31/17		314	314,124
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		465	463,925
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		317	317,701
Sterigenics-Nordion Holdings LLC, Term Loan B, 4.25%, 5/15/22		215	215,000
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		256	256,489
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		461	461,777
Tenet Healthcare Corp., Interim Term Loan, 4.50%, 3/22/16		525	525,000
U.S. Renal Care, Inc., 2013 Term Loan, 4.25%, 7/03/19		195	194,668

			10,858,534

Health Care Technology — 0.9%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		752	751,085
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		424	423,553

			1,174,638

Hotels, Restaurants & Leisure — 11.0%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		189	188,672
2nd Lien Term Loan, 8.00%, 8/01/22		1,225	1,239,798
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		249	250,123
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		666	647,957
Burger King Newco, Term Loan B, 3.75%, 12/10/21		1,087	1,087,815
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		1,352	1,298,490

Floating Rate Loan Interests (c)		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21	USD	364	$366,217
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		421	421,856
ESH Hospitality, Inc., Term Loan, 5.00%, 6/24/19		210	213,675
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		884	885,800
Intrawest ULC, Term Loan, 4.75%, 12/09/20		365	367,432
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		1,904	1,907,694
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		593	592,423
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		780	778,651
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		342	343,347
RHP Hotel Properties LP, Term Loan B, 3.75%, 1/15/21		293	294,032
Sabre, Inc.:
Incremental Term Loan, 4.00%, 2/19/19		113	113,310
Term Loan B, 4.00%, 2/19/19		522	522,546
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		347	348,196
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		1,094	1,095,570
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 5.75%, 9/02/21		761	767,409
Wendy's International, Inc., Term Loan B, 3.25%, 5/15/19		366	365,432

			14,096,445

Household Products — 0.9%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		629	629,272
Spectrum Brands, Inc.:
Term Loan A, 3.00%, 9/04/17		172	171,991
Term Loan C, 3.50%, 9/04/19		338	338,807

			1,140,070

Independent Power and Renewable Electricity Producers — 2.1%
Aria Energy Operating LLC, Term Loan, 5.00%, 5/12/22		330	331,650
Calpine Corp., Term Loan B5, 3.50%, 5/19/22		555	553,552

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2015	7

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Independent Power and Renewable Electricity Producers (concluded)
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 6/19/16	USD	648	$650,548
Granite Acquisition Inc.:
Term Loan B, 5.00%, 12/19/21		708	716,625
Term Loan C, 5.00%, 12/19/21		31	31,611
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		374	377,803

			2,661,789

Industrial Conglomerates — 0.3%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		481	423,815

Insurance — 1.6%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		411	414,190
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		249	250,289
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		368	341,914
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		455	449,935
2nd Lien Term Loan, 6.75%, 2/28/22		260	255,939
York Risk Services Holding Corp., Term Loan B, 4.75%, 10/01/21		327	323,880

			2,036,147

Internet Software & Services — 1.8%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/28/21		420	419,069
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		571	572,382
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		860	862,299
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		284	263,118
2nd Lien Term Loan, 9.25%, 9/11/20		155	135,286

			2,252,154

IT Services — 4.1%
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 5/08/22		495	495,465

Floating Rate Loan Interests (c)		Par (000)	Value

IT Services (concluded)
First Data Corp.:
2018 Extended Term Loan, 3.68%, 3/24/18	USD	2,845	$2,842,235
2018 Term Loan, 3.68%, 9/24/18		295	294,776
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		427	427,184
InfoGroup, Inc., Term Loan, 7.50%, 5/26/18		245	237,032
SunGard Data Systems, Inc.:
Term Loan C, 3.93%, 2/28/17		350	350,147
Term Loan E, 4.00%, 3/08/20		126	126,553
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21		391	391,813

			5,165,205

Leisure Products — 0.3%
Bauer Performance Sports Ltd., Term Loan B, 4.00%, 4/15/21		364	360,552

Machinery — 2.4%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		131	131,564
Refinancing Term Loan, 4.25%, 12/10/18		344	344,437
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		275	275,973
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		262	263,375
Term Loan B3, 4.25%, 8/30/20		79	79,293
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20		47	47,340
Infiltrator Systems, Inc., 2015 Term Loan, 5.25%, 5/19/22		340	340,458
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		180	180,726
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		563	561,925
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		664	644,651
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		248	249,562

			3,119,304

Manufacture Goods — 0.1%
KP Germany Erste GmbH, 1st Lien Term Loan, 5.00%, 4/22/20		70	70,579

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2015	8

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Media — 11.1%
Cengage Learning Acquisitions, Inc., 1st Lien Term Loan, 8.25%, 3/31/20	USD	1,313	$1,316,380
Clear Channel Communications, Inc., Term Loan D, 6.94%, 1/30/19		1,364	1,273,611
Gray Television, Inc., 2014 Term Loan B, 3.75%, 6/10/21		254	253,926
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		452	452,496
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		688	684,943
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22		350	350,290
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		113	113,417
MCC Iowa LLC:
Term Loan I, 2.65%, 6/30/17		248	247,505
Term Loan J, 3.75%, 6/30/21		124	123,938
Media General, Inc., Term Loan B, 4.25%, 7/31/20		548	549,933
Mediacom Communications Corp., Term Loan F, 2.65%, 3/31/18		252	251,188
Mediacom Illinois LLC, Term Loan E, 3.15%, 10/23/17		476	474,821
Mediacom Illinois LLC, Term Loan G, 3.75%, 6/30/21		308	308,160
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		507	508,673
Term Loan B2, 4.50%, 5/21/20		439	440,071
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		130	130,116
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		705	701,419
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		368	366,592
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		1,144	1,144,701
TWCC Holding Corp., Refinancing Term Loan B, 5.75%, 2/13/20		355	354,890
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		518	517,125
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/07/20		525	523,615
Term Loan E, 4.25%, 6/30/23	GBP	650	995,467

Floating Rate Loan Interests (c)		Par (000)	Value
Media (concluded)
WideOpenWest Finance LLC, 2015 Term Loan B, 4.50%, 4/01/19	USD	952	$950,988
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		425	423,053
Term Loan B2A, 3.50%, 1/15/22		276	274,430
Term Loan B3, 3.50%, 1/15/22		453	451,338

			14,183,086

Metals & Mining — 1.2%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		100	84,333
Novelis, Inc., Term Loan:
2015 B, 4.00%, 5/18/22		338	337,539
3.75%, 3/10/17		778	776,998
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		302	303,102

			1,501,972

Multiline Retail — 2.3%
99¢ Only Stores, Term Loan, 4.50%, 1/11/19		448	446,449
BJ's Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		1,033	1,035,799
2nd Lien Term Loan, 8.50%, 3/26/20		200	202,000
Dollar Tree, Inc., Term Loan B, 4.25%, 3/09/22		470	474,310
Hudson's Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20		151	151,690
The Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		578	578,259

			2,888,507

Oil, Gas & Consumable Fuels — 3.8%
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		425	298,214
CITGO Holding Inc., 2015 Term Loan B, 9.50%, 5/12/18		429	434,467
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		506	433,159
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		440	436,836
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 9/28/18		206	199,085
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		205	207,136

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2015	9

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	80	$79,028
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		27	18,805
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		325	323,375
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		210	200,550
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		105	103,688
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		404	399,948
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		61	56,979
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		268	266,970
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		213	205,919
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22		249	251,245
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		359	363,926
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		380	382,850
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		133	133,146

			4,795,326

Personal Products — 0.2%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		302	302,360

Pharmaceuticals — 7.1%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		567	568,035
Amneal Pharmaceuticals LLC, Term Loan:
5.00%, 11/01/19		275	276,370
Incremental, 4.50%, 11/01/19		125	125,430
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		210	208,324
Concordia Healthcare Corp., Term Loan B, 4.75%, 4/21/22		190	191,425
Endo Luxembourg Finance Co. I Sarl, 2014 Term Loan B, 3.25%, 3/01/21		356	356,222
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.19%, 2/27/21		974	975,828

Floating Rate Loan Interests (c)		Par (000)	Value

Pharmaceuticals (concluded)
Horizon Pharma Holdings USA, Inc., Term Loan B, 4.50%, 4/22/21	USD	502	$504,010
JLL/Delta Dutch Newco BV, Term Loan, 4.25%, 3/11/21		587	584,743
Mallinckrodt International Finance SA:
Incremental Term Loan B1, 3.50%, 3/19/21		328	328,196
Term Loan B, 3.25%, 3/19/21		525	523,850
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		843	842,361
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		1,079	1,079,967
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.50%, 12/11/19		524	524,741
Series D2 Term Loan B, 3.50%, 2/13/19		568	566,963
Series E Term Loan B, 3.50%, 8/05/20		326	326,208
Term Loan B F1, 4.00%, 4/01/22		1,122	1,124,285

			9,106,958

Professional Services — 2.3%
Acosta Holdco, Inc., 2014 Term Loan, 4.25%, 9/26/21		304	304,893
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		488	487,270
2014 2nd Lien Term Loan, 7.50%, 7/25/22		160	161,240
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		715	716,493
Intertrust Group Holding BV, 2nd Lien Term Loan, 8.00%, 4/16/22		275	275,517
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		421	423,507
TransUnion LLC, Term Loan B2, 4.00%, 4/09/21		165	164,381
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		390	390,136

			2,923,437

Real Estate Management & Development — 1.8%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		523	524,395

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2015	10

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Real Estate Management & Development (concluded)
DTZ US Borrower LLC, 1st Lien Term Loan, 5.50%, 11/04/21	USD	491	$493,008
Realogy Corp.:
Extended Letter of Credit, 0.02%, 10/10/16		40	39,845
Term Loan B, 3.75%, 3/05/20		1,179	1,180,288

			2,237,536

Road & Rail — 1.2%
Coyote Logistics LLC, Term Loan, 6.25%, 3/26/22		275	276,375
The Hertz Corp., Term Loan B2, 3.50%, 3/11/18		327	326,325
PODS LLC, 1st Lien Term Loan, 5.25%, 2/02/22		250	252,500
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		460	456,897
2nd Lien Term Loan, 7.75%, 9/21/21		225	211,500

			1,523,597

Semiconductors & Semiconductor Equipment — 1.6%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		1,015	1,015,363
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		528	529,009
Term Loan B5, 5.00%, 1/15/21		163	163,663
NXP BV, Term Loan D, 3.25%, 1/11/20		325	323,831

			2,031,866

Software — 3.9%
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		241	237,403
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		176	176,880
Term Loan B, 4.25%, 11/01/19		385	384,636
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/11/22		542	540,999
Infor US, Inc.:
Term Loan B3, 3.75%, 6/03/20		195	194,076
Term Loan B5, 3.75%, 6/03/20		977	972,394
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		202	188,154

Floating Rate Loan Interests (c)		Par (000)	Value

Software (concluded)
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20	USD	409	$422,786
Initial Incremental Term Loan, 4.50%, 10/30/19		243	243,769
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		497	498,138
2nd Lien Term Loan, 8.50%, 10/11/21		350	349,345
Sophia LP, 2014 Term Loan B, 4.00%, 7/19/18		637	637,248
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20		75	74,794

			4,920,622

Specialty Retail — 4.6%
Academy Ltd., Term Loan, 4.50%, 8/03/18		517	518,509
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		298	299,110
General Nutrition Centers, Inc., Term Loan, 3.25%, 3/04/19		329	325,049
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/19		547	547,498
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		660	662,283
Term Loan B, 3.75%, 1/28/20		514	514,005
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		941	942,281
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		635	635,807
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		1,165	1,168,250
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		365	308,594

			5,921,386

Technology Hardware, Storage & Peripherals — 0.6%
Dell, Inc.:
Term Loan B, 4.50%, 4/29/20		447	447,238
Term Loan C, 3.75%, 10/29/18		367	366,490

			813,728

Textiles, Apparel & Luxury Goods — 1.6%
ABG Intermediate Holdings 2 LLC, 1st Lien Term Loan, 5.50%, 5/27/21		495	495,827
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		526	462,947

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2015	11

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Textiles, Apparel & Luxury Goods (concluded)
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21	USD	465	$422,893
Kate Spade & Co., Term Loan B, 4.00%, 4/09/21		314	313,459
Polymer Group, Inc., 1st Lien Term Loan, 5.25%, 12/19/19		378	379,036

			2,074,162

Thrifts & Mortgage Finance — 0.3%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		440	440,610

Transportation Infrastructure — 0.2%
Penn Products Terminals LLC, Term Loan B, 4.75%, 3/19/22		256	257,883

Wireless Telecommunication Services — 0.7%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		300	298,875
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		599	598,426

			897,301
Total Floating Rate Loan Interests — 130.7%			166,725,563

Non-Agency Mortgage Backed Securities — 0.3%
Collateralized Mortgage Obligations — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (b)(c)		304	309,850

Investment Companies		Shares
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		12	172

Investment Companies	Shares	Value

Capital Markets (concluded)
Eaton Vance Senior Income Trust	3,347	$21,555

Total Investment Companies — 0.0%		21,727

Warrants (g)
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	691	8,901

Total Long-Term Investments (Cost — $176,341,186) — 138.3%		176,432,404

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (h)(i)	2,689,511	2,689,511

Total Short-Term Securities (Cost — $2,689,511) — 2.1%		2,689,511

Total Investments (Cost — $179,030,697*) — 140.4%		179,121,915
Liabilities in Excess of Other Assets — (40.4)%		(51,505,470)

Net Assets — 100.0%		$127,616,445

*	As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$179,479,793

Gross unrealized appreciation		$1,370,539
Gross unrealized depreciation		(1,728,417)

Net unrealized depreciation		$(357,878)

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2015	12

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Zero-coupon bond.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

J.P. Morgan Securities LLC	$275,000	—

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.
(g)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(h)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income

BlackRock Liquidity Funds,TempFund, Institutional Class	2,958,501	(268,990)	2,689,511	$201

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
GBP	British Pound
USD	U.S. Dollar

•	As of May 31, 2015, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	773,292	GBP	523,000	Barclays Bank PLC	7/21/15	$(25,778)

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2015	13

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

•	For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following table summarizes the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]:
Asset-Backed Securities	—	$2,385,632	$1,867,575	$4,253,207
Common Stocks	$642,485	245,355	—	887,840
Corporate Bonds	—	4,225,316	—	4,225,316
Floating Rate Loan Interests	—	155,892,868	10,832,695	166,725,563
Investment Companies	21,727	—	—	21,727
Non-Agency Mortgage-Backed Securities	—	309,850	—	309,850
Warrants	—	—	8,901	8,901
Short-Term Securities:
Money Market Funds	2,689,511	—	—	2,689,511
Total	$3,353,723	$163,059,021	$12,709,171	$179,121,915

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	—	$(25,778)	—	$(25,778)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2015	14

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$925,516	—	—	$925,516
Foreign currency at value	2,286	—	—	2,286
Liabilities:
Bank borrowings payable	—	$(50,000,000)	—	(50,000,000)
Total	$927,802	$(50,000,000)	—	$(49,072,198)

 During the period ended May 31, 2015, there were no transfers between Level 1 and 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2014	$921,580	$13,599,109	—	$(85)	$14,520,604
Transfers into Level 3[1]	236,452	2,960,957	$3,214	—	3,200,623
Transfers out of Level 3[2]	(676,305)	(6,249,839)	—	—	(6,926,144)
Accrued discounts/premiums	5,186	15,622	—	—	20,808
Net realized gain (loss)	1,600	(48,783)	—	—	(47,183)
Net change in unrealized appreciation (depreciation)[3,4]	31,137	(133,941)	5,687	85	(97,032)
Purchases	1,594,800	4,319,708	—	—	5,914,508
Sales	(246,875)	(3,630,138)	—	—	(3,877,013)
Closing Balance, as of May 31, 2015	$1,867,575	$10,832,695	$8,901	—	$12,709,171
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015	$31,137	$(142,615)	$5,687	—	$(105,791)

[1]	As of August 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $3,200,623 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $6,926,144 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
[4]	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2015	15

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Defined Opportunity Credit Trust

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Defined Opportunity Credit Trust

Date: July 23, 2015

By:	/s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Defined Opportunity Credit Trust

Date: July 23, 2015